Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings (loss) per share were calculated as follows:

	For the Nine Months Ended
	September 30
	2012	2011
Net income	$30,631,403	$24,686,641
Weighted-average shares outstanding - basic	33,544,079	32,000,000
Effect of diluted securities attributable to stock-based payments	0	0
Weighted-average shares outstanding - diluted	33,544,079	32,000,000
Earnings per share from continuing operations:
Basic	$0.91	$0.77
Diluted	$0.91	$0.77